Capital, Share Premium, Reserves - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2019 EUR (€) shares
Disclosure of classes of share capital [Line items]
February 21,2020 - Capital increase | shares			2,100,000
September 7, 2020 - Exercise warrants | shares			44,500
September 21, 2020 - IPO | shares			4,335,000
September 21, 2020 - Convertible loan | shares			65,359
September 29, 2020 - Exercise over-allotment warrants | shares			650,250
October 28, 2020 - Exercise warrants | shares			23,500
February 22, 2021 - Capital increase | shares	10,000	10,000
June 23, 2021 - Capital increase | shares	60,000	60,000
Number of shares (share capital) | shares	25,772,359		22,097,609		14,879,000
July 7, 2021 - IPO | shares	2,835,000	2,835,000
July 9, 2021 - IPO | shares	425,250	425,250
July 9, 2021 - Excercise warrants | shares	10,000	10,000
September 10, 2021 - Exercise warrants | shares	82,500	82,500
September 30, 2021 - Exercise warrants | shares	27,000	27,000
October 11, 2021 - Exercise warrants | shares	110,000	110,000
November 4, 2021 - Exercise warrants | shares	90,000	90,000
November 25, 2021 - Exercise warrants | shares	25,000	25,000
Share capital [member]
Disclosure of classes of share capital [Line items]
Equity attributable to owners of parents	€ 4,427,000		€ 3,796,000		€ 2,481,000
February 21, 2020 - capital increase - value			436,000
September 7, 2020 - Exercise warrants - value			8,000
September 21, 2020 - IPO - value			745,000
September 21, 2020 - Convertible loan - value			11,000
September 29, 2020 - Exercise warrants - value			112,000
October 28, 2020 - Exercise warrants - value			4,000
February 22, 2021 - capital increase - value	2,000
June 23, 2021 - capital increase - value	€ 10,000
Number of shares (share capital) | shares	4,427,000
July 9, 2021 - Excercise warrants - value	€ 2,000
September 10, 2021 - Exercise warrants - value	14,000
September 30, 2021 - Exercise warrants - value	5,000
October 11, 2021 - Exercise warrants - value	19,000
November 4, 2021 - Exercise warrants - value	15,000
November 25, 2021 - Exercise warrants - value	4,000
Share premium.
Disclosure of classes of share capital [Line items]
Equity attributable to owners of parents			157,514,000		€ 47,668,000
February 21, 2020 - capital increase - value			24,624,000
September 7, 2020 - Exercise warrants - value			222,000
September 21, 2020 - IPO - value			72,950,000
September 21, 2020 - Convertible loan - value			989,000
September 29, 2020 - Exercise warrants - value			10,943,000
October 28, 2020 - Exercise warrants - value			117,000
February 22, 2021 - capital increase - value	50,000
June 23, 2021 - capital increase - value	€ 300,000
Number of shares (share capital) | shares	242,198,000
Share premium before deduction of transaction costs	€ 242,200,000		€ 157,500,000
July 9, 2021 - Excercise warrants - value	118,000
September 10, 2021 - Exercise warrants - value	558,000
September 30, 2021 - Exercise warrants - value	135,000
October 11, 2021 - Exercise warrants - value	755,000
November 4, 2021 - Exercise warrants - value	585,000
November 25, 2021 - Exercise warrants - value	€ 125,000
Total Of Share [Member]
Disclosure of classes of share capital [Line items]
February 21,2020 - Capital increase | shares			2,100,000
September 7, 2020 - Exercise warrants | shares			44,500
September 21, 2020 - IPO | shares			4,335,000
September 21, 2020 - Convertible loan | shares			65,359
September 29, 2020 - Exercise over-allotment warrants | shares			650,250
October 28, 2020 - Exercise warrants | shares			23,500
February 22, 2021 - Capital increase | shares	10,000	10,000
June 23, 2021 - Capital increase | shares	60,000	60,000
July 7, 2021 - IPO | shares	2,835,000	2,835,000
July 9, 2021 - IPO | shares	425,250	425,250
July 9, 2021 - Excercise warrants | shares	10,000	10,000
September 10, 2021 - Exercise warrants | shares	82,500	82,500
September 30, 2021 - Exercise warrants | shares	27,000	27,000
October 11, 2021 - Exercise warrants | shares	110,000	110,000
November 4, 2021 - Exercise warrants | shares	90,000	90,000
Share capital and share premium [Member]
Disclosure of classes of share capital [Line items]
February 21, 2020 - capital increase - value			€ 25,100,000
September 7, 2020 - Exercise warrants - value			230,000
September 21, 2020 - IPO - value			73,700,000
Convertible loan June 26, 2020			1,000,000.0
September 21, 2020 - Convertible loan - value			1,000,000.0
September 29, 2020 - Exercise warrants - value			11,100,000
October 28, 2020 - Exercise warrants - value			€ 122,000
February 22, 2021 - capital increase - value	€ 52,000
June 23, 2021 - capital increase - value	310,000
July 9, 2021 - Excercise warrants - value	120,000
September 10, 2021 - Exercise warrants - value	600,000
September 30, 2021 - Exercise warrants - value	140,000
October 11, 2021 - Exercise warrants - value	800,000
November 4, 2021 - Exercise warrants - value	€ 600,000
November 25, 2021 - Exercise warrants | shares	25,000	25,000
November 25, 2021 - Exercise warrants - value | $		$ 129,000
Consolidated entity
Disclosure of classes of share capital [Line items]
Price per share 21 September 2021 IPO | € / shares			€ 17
Interest rate convertible loan 21 September 2021			2.50%
Direct attributable transaction costs IPO 21 September 2020			€ 6,500,000
Proceeds from IPO net of transaction costs 21 September 2020			67,200,000
Transaction costs other capital increases 21 September 2020			€ 96,000
Direct attributable transaction costs IPO 7 July 2021	€ 7,600,000
Proceeds from IPO net of transaction costs 7 July 2021	€ 75,000,000.0
Share split | shares	500	500
Price per share 7 July 2021 IPO | $ / shares				$ 30
Gross proceeds from IPO 7 July 2021 | $		$ 85,100,000
Option to underwrite to additional shares price per share | $ / shares				$ 30
Gross proceeds from IPO July 2021 | $		$ 97,800,000